Convertible Notes - Schedule of Fair Value of the Warrants (Details)	Dec. 31, 2025
Value per share [Member] | February 25, 2021 Warrants [Member]
Schedule of Fair Value of the Warrants [Line Items]
Option-pricing model	1.76
Value per share [Member] | April 14, 2021 Warrants [Member]
Schedule of Fair Value of the Warrants [Line Items]
Option-pricing model	1.25
Value per share [Member] | September 14, 2021 Warrants [Member]
Schedule of Fair Value of the Warrants [Line Items]
Option-pricing model	0.72
Value per share [Member] | May 25, 2022 Warrants [Member]
Schedule of Fair Value of the Warrants [Line Items]
Option-pricing model	0.17
Value per share [Member] | August 24, 2023 Warrants [Member]
Schedule of Fair Value of the Warrants [Line Items]
Option-pricing model	0.16
Risk-free interest rate [Member] | February 25, 2021 Warrants [Member]
Schedule of Fair Value of the Warrants [Line Items]
Option-pricing model	0.6
Risk-free interest rate [Member] | April 14, 2021 Warrants [Member]
Schedule of Fair Value of the Warrants [Line Items]
Option-pricing model	0.86
Risk-free interest rate [Member] | September 14, 2021 Warrants [Member]
Schedule of Fair Value of the Warrants [Line Items]
Option-pricing model	0.78
Risk-free interest rate [Member] | May 25, 2022 Warrants [Member]
Schedule of Fair Value of the Warrants [Line Items]
Option-pricing model	2.73
Risk-free interest rate [Member] | August 24, 2023 Warrants [Member]
Schedule of Fair Value of the Warrants [Line Items]
Option-pricing model	4.6
Expected warrant life [Member] | February 25, 2021 Warrants [Member]
Schedule of Fair Value of the Warrants [Line Items]
Option-pricing model	5
Expected warrant life [Member] | April 14, 2021 Warrants [Member]
Schedule of Fair Value of the Warrants [Line Items]
Option-pricing model	5
Expected warrant life [Member] | September 14, 2021 Warrants [Member]
Schedule of Fair Value of the Warrants [Line Items]
Option-pricing model	5
Expected warrant life [Member] | May 25, 2022 Warrants [Member]
Schedule of Fair Value of the Warrants [Line Items]
Option-pricing model	5
Expected warrant life [Member] | August 24, 2023 Warrants [Member]
Schedule of Fair Value of the Warrants [Line Items]
Option-pricing model	3.75
Expected volatility [Member] | February 25, 2021 Warrants [Member]
Schedule of Fair Value of the Warrants [Line Items]
Option-pricing model	170
Expected volatility [Member] | April 14, 2021 Warrants [Member]
Schedule of Fair Value of the Warrants [Line Items]
Option-pricing model	168
Expected volatility [Member] | September 14, 2021 Warrants [Member]
Schedule of Fair Value of the Warrants [Line Items]
Option-pricing model	160
Expected volatility [Member] | May 25, 2022 Warrants [Member]
Schedule of Fair Value of the Warrants [Line Items]
Option-pricing model	152
Expected volatility [Member] | August 24, 2023 Warrants [Member]
Schedule of Fair Value of the Warrants [Line Items]
Option-pricing model	146